12 Months Ended
Dec. 30, 2014
Adv B Adv C | Treasury Fund
Supplement to the
Fidelity® Cash Management Funds: Treasury Fund - Advisor B Class and Advisor C Class
December 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategy for the fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class B	Class C
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.23%	0.23%
Total annual operating expenses	1.48%	1.48%
Fee waiver and/or expense reimbursementA	0.03%	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class B and Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45% and 1.45%. These arrangements will remain in effect through December 31, 2018. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 148	$ 251	$ 148
3 years	$ 1,014	$ 459	$ 570	$ 459
5 years	$ 1,392	$ 797	$ 916	$ 797
10 years	$ 2,466	$ 1,759	$ 1,900	$ 1,759